FAIR VALUES OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Fair Values of Financial Instruments [Abstract]
Estimated fair values and recorded book balances
The estimated recorded book balances and fair values follow:

			Fair Value Using
			Quoted
			Prices
			in Active
			Markets	Significant	Significant
			for	Other	Un-
	Recorded		Identical	Observable	observable
	Book		Assets	Inputs	Inputs
	Balance	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In thousands)
2014
Assets
Cash and due from banks	$48,326	$48,326	$48,326	$-	$-
Interest bearing deposits	25,690	25,690	25,690	-	-
Interest bearing deposits - time	13,561	13,585	-	13,585	-
Trading securities	203	203	203	-	-
Securities available for sale	533,178	533,178	-	533,178	-
Federal Home Loan Bank and Federal Reserve Bank Stock	19,919	NA	NA	NA	NA
Net loans and loans held for sale	1,407,634	1,394,424	-	23,662	1,370,762
Accrued interest receivable	5,995	5,995	2	1,599	4,394
Derivative financial instruments	619	619	-	619	-
Liabilities
Deposits with no stated maturity (1)	$1,534,175	$1,534,175	$1,534,175	$-	$-
Deposits with stated maturity (1)	390,127	389,139	-	389,139	-
Other borrowings	12,470	14,560	-	14,560	-
Subordinated debentures	35,569	23,328	-	23,328	-
Accrued interest payable	380	380	21	359	-
Derivative financial instruments	366	366	-	366	-
2013
Assets
Cash and due from banks	$48,156	$48,156	$48,156	$-	$-
Interest bearing deposits	70,925	70,925	70,925	-	-
Interest bearing deposits - time	17,999	18,000	-	18,000	-
Trading securities	498	498	498	-	-
Securities available for sale	462,481	462,481	-	462,481	-
Federal Home Loan Bank and Federal Reserve Bank Stock	23,419	NA	NA	NA	NA
Net loans and loans held for sale	1,362,635	1,333,229	-	20,390	1,312,839
Accrued interest receivable	5,948	5,948	1	1,426	4,521
Derivative financial instruments	494	494	-	494	-
Liabilities
Deposits with no stated maturity (1)	$1,440,225	$1,440,225	$1,440,225	$-	$-
Deposits with stated maturity (1)	444,581	446,366	-	446,366	-
Other borrowings	17,188	19,726	-	19,726	-
Subordinated debentures	40,723	27,871	-	27,871	-
Accrued interest payable	445	445	20	425	-
Derivative financial instruments	-	-	-	-	-
______________________
(1)  Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $13.6 million and $11.2 million at December 31, 2014 and 2013, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $40.1 million and $72.3 million at December 31, 2014 and 2013, respectively.